Leases - Schedule of components of lease expenses (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Lease Cost [Abstract]
Amortization of right-of-use assets	$ 39,693,063
Interest of lease liabilities	3,820,727
Expenses for short-term leases within 12 months	423,271
Total lease cost	$ 43,937,061